EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Equity
Schedule of entity's equity

	As of December 31,
	2019	2018
Equity attributable to Controlling Company	305,078	347,186
Equity attributable to non-controlling interest	4,768	4,964
Total equity (*)	309,846	352,150

(*)Additional information is given in the consolidated statements of changes in equity.